INCOME TAXES - Schedule of Components of Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (Loss) before income tax
PRC	$ 2,104,024	$ (10,273,181)	$ 10,535,785
Other jurisdictions	214,999	(301,925)	(5,628,096)
Total	2,319,023	(10,575,106)	4,907,689
Current tax expense
PRC	(5,118)	(9,835)	(553,859)
Other jurisdictions	(441,495)	(839,676)	(351,735)
Subtotal	(446,613)	(849,511)	(905,594)
Deferred tax benefit (expense)
PRC	0	0	748,490
Other jurisdictions	283,577	(255,538)	345,895
Subtotal	283,577	(255,538)	1,094,385
Total income tax benefit (expense)	$ (163,036)	$ (1,105,049)	$ 188,791